Equity-Accounted Investees - Breakdown of balances in joint arrangement (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 EUR (€)
Equity Accounted Investees
Non-current assets	€ 14,989,149		€ 16,880,390
Current assets	6,451,905		4,653,587
Total assets	21,441,054		21,533,977		€ 19,233,835
Non-current liabilities	11,152,965		11,120,586
Current liabilities	2,315,604		1,955,847
Total Liabilities	13,468,569		13,076,433		11,916,737
Equity	7,972,485		8,457,544		7,317,098			€ 6,720,055
Net revenue	6,591,977		6,063,967		4,933,118
Profit for the year	(180,669)		(271,146)		€ (265,327)
Biotek America LLC
Equity Accounted Investees
Non-current assets	108,718		115,688			$ 120,133	$ 123,393
Current assets	63,100		61,872			69,726	65,993
Total assets	171,818		177,560			189,859	189,385
Non-current liabilities	108,099		118,846			119,449	126,762
Current liabilities	82,164		85,814			90,791	91,529
Total Liabilities	190,263		204,660			210,240	218,290
Equity	(18,445)		(27,100)			$ (20,381)	$ (28,905)
Net revenue	231,106	$ 255,373	68,011	$ 72,540
Profit for the year	€ (2,646)	$ (2,924)	€ (33,310)	$ (35,529)